INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision

The Company’s income tax provision is consisted of the following for the years ended December 31, 2021, 2020 and 2019:

Details	2021	2020	2019
Current tax expense:
Foreign	$13,504	$2,232	$1,013
Deferred tax expense (benefit):
Local	2,518	8,481	7,098
Foreign	(14,998)	(5,314)	(5,163)
Income tax expense:	$1,024	$5,399	$2,948

Schedule of Profit (Loss) Before Taxes
Details	2021	2020	2019
Profit (loss) before taxes:
Domestic	$166,273	$100,145	$103,432
Foreign	(11,174)	(11,457)	(12,411)
Total profit before taxes	$155,099	$88,688	$91,021

Schedule of Deferred Tax Asset/Liability

C.    Components of Deferred Tax Asset/Liability

The following is a summary of the components of the deferred tax assets and liabilities reflected in the balance sheets as of the respective dates (*), as of December 31, 2021 and 2020:

Details	2021	2020
Deferred tax asset and liability - long-term:
Deferred tax assets:
Net operating loss carryforward	$77,586	$72,658
Employees benefits and compensation	5,366	6,813
Accruals and reserves	7,863	3,312
Research and development	20,633	18,179
Others	3,737	3,453
	115,185	104,415
Valuation allowance, see Note 19F below	(11,644)	(10,745)
Deferred tax assets	$103,541	$93,670
Deferred tax liabilities - long-term:
Depreciation and amortization	$(72,678)	$(76,136)
Others	(1,114)	(1,018)
Deferred tax liabilities	$(73,792)	$(77,154)

Presented in long term deferred tax assets	$53,526	$57,802
Presented in long term deferred tax liabilities	$(23,777)	$(41,286)

(*) Deferred tax assets and liabilities relating to Tower for the years 2021 and 2020 are computed based on the Israeli Preferred Enterprise tax rate of 7.5%.

Schedule of Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Details	Unrecognized tax benefits
Balance as of January 1, 2021	$15,314
Additions for tax positions of current year	624
Reduction due to statute of limitation of prior years	(8,175)
Balance as of December 31, 2021	$7,763
Details	Unrecognized tax benefits
Balance as of January 1, 2020	$15,113
Additions for tax positions of current year	624
Reduction due to statute of limitation of prior years	(423)
Balance as of December 31, 2020	$15,314
Details	Unrecognized tax benefits
Balance as of January 1, 2019	$14,783
Additions for tax positions of current year	778
Reduction due to statute of limitation of prior years	(448)
Balance as of December 31, 2019	$15,113

Schedule of Effective Income Tax Rate Reconciliation

The reconciliation of the statutory tax rate to the effective tax rate for the years ended December 31, 2021, 2020 and 2019:

Details	2021	2020	2019
Tax expense computed at statutory rates, see (*) below	$35,673	$20,398	$20,935
Effect of different tax rates in different jurisdictions and Preferred Enterprise Benefit	(24,683)	(15,046)	(16,396)
Change in valuation allowance, see Note 19F below	899	3,479	1,432
Permanent differences and other, net	(10,865)	(3,432)	(3,023)
Income tax expense	$1,024	$5,399	$2,948

(*) The tax expense was computed based on regular Israeli corporate tax rate of 23%.